Investments in Debt, Equity Securities and Other Investments (Proceeds from Sales of Available-for-sale Securities and Related Gross Realized Gains and Losses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales of available-for-sale securities	¥ 39,118	¥ 22,766	¥ 24,440
Gross realized gains	20,352	¥ 494	3,323
Gross realized losses	¥ 1		¥ 460